Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Taxes [Abstract]
Disclosure of detailed information about current tax assets and liabilities [text block]
The balance of current tax assets and tax liabilities as of December 31, 2018 and 2017 is as follows:
	2018	2017
Current tax assets
Income tax (1)	765,399	165,437
Credit tax balance (2)	54,350	234,410
Other taxes	211,558	225,527
	1,031,307	625,374
Current tax liabilities
Income tax (1)	1,065,688	1,305,011
National tax and surcharge on gasoline	141,408	136,706
Carbon tax	48,520	51,383
Other taxes (3)	495,684	512,588
	1,751,300	2,005,688

(1)
The main variation compared to the previous period corresponds to the favorable balance of the income tax that was generated by the anticipated voluntary payment made in November and December 2018 by Ecopetrol S.A., in accordance with the Decree 2146 of November 22, 2018 and the decrease in non-deductible expenses.

(2)	Includes mainly the value added tax (VAT) receivable balance.

(3)	Mainly includes VAT payable balances, industry and commerce tax and royalties and monetary compensations.

Disclosure of detailed information about income tax Expenses [text block]
The following is a detail of the income tax recognized in profit or loss for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Current income tax	7,539,093	5,108,549	4,376,706
Deferred income tax	783,136	472,772	25,710
Adjustments to prior years’ current and deferred tax	(63,744)	218,947	140,630
Income tax expenses	8,258,485	5,800,268	4,543,046

Disclosure of detailed information about reconciliation of the expected income tax expense -benefit [text block]
The reconciliation between the income tax expenses and the tax determined based on the statutory tax rate applicable to the Ecopetrol Business Group in Colombia is as follows:

	2018	2017	2016
Net income before income tax	20,613,875	13,769,662	7,790,526
Statutory rate	37%	40%	40%
Income tax at statutory rate	7,627,134	5,507,865	3,116,210
ETR reconciliation items:
Foreign currency translation and exchange difference	751,210	(186,787)	(234,316)
Effect Leon well (Ecopetrol America Inc.)	281,912	–	–
Effect in changes in tax rates and tax base	172,352	186,588	807,989
Non–deductible expenses	56,061	211,042	486,300
Non–deductible wealth tax	–	85,872	229,375
Prior years’ current and deferred tax	(63,744)	218,947	140,630
Non–taxable income	(78,303)	(47,509)	(3,142)
Impairment of long–term assets	(128,461)	(175,750)	–
Effect of tax reform	(359,676)	–	–
Income tax calculated	8,258,485	5,800,268	4,543,046
Current	7,416,038	5,076,692	4,517,336
Deferred	842,447	723,576	25,710
	8,258,485	5,800,268	4,543,046

Disclosure of deferred taxes [text block]
The following is the detail of the deferred tax balance as of December 31, 2018 and 2017:

	2018	2017
Deferred tax assets	3,879,427	4,016,161
Deferred tax liabilities	(1,337,943)	(1,333,280)
Net deferred income tax	2,541,484	2,682,881

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The deferred income tax assets and liabilities as of December 31, 2018 and 2017, is as follows:

	2018	2017
Deferred tax assets (liabilities)
Provisions (1)	1,994,762	1,840,988
Employee benefits (2)	1,161,860	1,373,561
Loss carry forwards (3)	1,002,062	611,766
Accounts payable	1,193,098	208,618
Accounts receivable	79,591	94,864
Property plant and equipment and Natural and environmental resources (4)	(2,304,140)	(1,006,299)
Goodwill	(404,394)	(408,932)
Investments and derivative instruments	(170,960)	(49,258)
Others	(10,395)	17,573
	2,541,484	2,682,881
Deferred tax assets	3,879,427	4,016,161
Deferred tax liabilities	(1,337,943)	(1,333,280)
	2,541,484	2,682,881

(1)	The most representative item corresponds to the asset retirement obligation (ARO).

(2)	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long–term employees.

(3)	The increase is because of the tax reform that allows a greater recognition of deferred tax on tax losses and excess presumptive income in Refinería de Cartagena mainly.

(4)
For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards, within this item occasional gains of 10% is included, corresponding to lands. The main variation corresponds to the tax rate reduction from 33% to 30%.

Disclosure of detailed information about movement of deferred tax assets and deferred tax liabilities [text block]
The following is the detail of the deferred tax assets (liabilities), net for the years ended December 31, 2018 and 2017:

	Property plant and equipment and Natural resources	Provisions	Employee benefits	Loss carry forwards	Accounts payable
As of December 31, 2016	(220,315)	1,875,965	656,997	477,808	311,607
Recognized in profit or loss	(785,984)	(34,977)	(22,818)	133,958	(102,989)
Recognized in OCI	–	–	739,382	–	–
As of December 31, 2017	(1,006,299)	1,840,988	1,373,561	611,766	208,618
Recognized in profit or loss	(1,297,841)	153,774	(178,160)	390,296	984,480
Recognized in OCI	–	–	(33,541)	–	–
As of December 31, 2018	(2,304,140)	1,994,762	1,161,860	1,002,062	1,193,098

	Goodwill	Borrowings and other financial liabilities	Accounts receivable	Investments and derivative instruments and Others	Total
As of December 31, 2016	(345,288)	(113,497)	133,840	(168,806)	2,608,311
Recognized in profit or loss	(63,644)	113,497	(38,976)	78,357	(723,576)
Recognized in OCI	–	–	–	58,764	798,146
As of December 31, 2017	(408,932)	–	94,864	(31,685)	2,682,881
Recognized in profit or loss	4,538	–	(15,273)	(884,261)	(842,447)
Recognized in OCI	–	–	–	734,591	701,050
As of December 31, 2018	(404,394)	–	79,591	(181,355)	2,541,484

Disclosure of detailed information about movement of deferred income tax [text block]
The movements of deferred income tax for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017	2016
Opening balance	2,682,881	2,608,311	2,213,422
Deferred tax recognized in profit or loss (a)	(842,447)	(723,576)	(25,710)
Deferred tax recognized in other comprehensive income (b)	701,050	798,146	420,599
Closing balance	2,541,484	2,682,881	2,608,311

(a)	This amount includes deferred income tax and adjustments to prior years’.

(b)	The following is the detail of the income tax recorded in other comprehensive income:

Disclosure of detailed information about breakdown of other comprehensive income [text block]

December 31, 2018	Pre–tax	Deferred Tax	After tax
Actuarial valuation gains (losses)	(29,250)	33,540	4,290
Cash flow coverage for crude exports	2,258,734	(701,231)	1,557,503
Other	–	(33,359)	(33,359)
	2,229,484	(701,050)	1,528,434

December 31, 2017	Pre–tax	Deferred Tax	After tax
Actuarial valuation gains (losses)	2,251,656	(739,382)	1,512,274
Cash flow coverage for crude exports	80,896	(54,056)	26,840
Other	12,119	(4,708)	7,411
	2,344,671	(798,146)	1,546,525

December 31, 2016	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses)	1,770,139	(616,697)	1,153,442
Cash flow hedging for future crude oil exports	(537,353)	220,596	(316,757)
Derivative financial instruments	(56,804)	22,722	(34,082)
Other	-	(47,220)	(47,220)
	1,175,982	(420,599)	755,383